Summary of Operating Results and Cash Flows from Discontinued Operations (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-regulated energy sales	2,870	5,921
Operating and administrative expenses	3,241	4,402
Depreciation of property, plant and equipment	1,279	1,405
Interest expense	4	4
Loss on sale of assets	253
Write-down of long-lived assets		1,354
Loss from discontinued operations, before income taxes	(1,907)	(1,244)
Income tax recovery	750	492
Loss from discontinued operations, net of income taxes	(1,157)	(752)
Depreciation of property, plant and equipment	1,279	1,405
Loss on sale of assets	253
Write-down of long-lived assets		1,354
Income tax recovery	(750)	(492)
Net cash (outflow) inflow from discontinued operations	(375)	1,515